LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2024
Cash payments related to operating lease	$17,970
New right-of-use assets obtained in exchange for operating lease obligations	5,418

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Operating Leases
2025	$16,523
2026	16,687
2027	15,554
2028	14,127
2029	12,822
Thereafter	54,322
Total lease payments	130,035

Less imputed interest	(25,223)

Total	$104,812

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2024
Current maturities of operating leases	12,554
Long-term operating leases	92,258
Total operating lease liabilities	$104,812

Weighted-average remaining operating lease term	9.15
Weighted-average discount rate of operating leases	5.17%